Parent company only condensed financial information - Balance Sheet (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Total non-current assets	¥ 2,442,213	¥ 1,945,541
Current assets
Prepayments and other receivables	752,667	443,328
Cash and cash equivalents	1,399,370	3,055,194	¥ 1,077,875	¥ 565,027
Total current assets	6,898,394	8,939,717
Total assets	9,340,607	10,885,258	9,927,321
Equity
Share capital	78	78
Shares held for share incentive scheme	(80,102)	(87,714)
Reserves	10,512,631	10,639,931	8,461,637	6,151,453
Accumulated losses	(6,638,625)	(5,356,926)
Equity attributable to equity owners of the Company	3,793,982	5,195,369
Non-current liabilities
Trade and other payables	313,834	395,514
Total non-current liabilities	343,113	433,277
Current liabilities
Trade and other payables	2,137,099	1,547,781
Total current liabilities	5,162,412	5,166,698
Total liabilities	5,505,525	5,599,975	5,406,780
Total equity and liabilities	9,340,607	10,885,258
Parent company
Non-current assets
Interest in subsidiaries	1,280,946	4,013,254	3,816,927
Total non-current assets	1,280,946	4,013,254
Current assets
Amount due from subsidiaries	2,662,705	1,350,654
Prepayments and other receivables	246	446
Cash and cash equivalents	6,454	31,857	¥ 634,507	¥ 159,644
Total current assets	2,669,405	1,382,957
Total assets	3,950,351	5,396,211
Equity
Share capital	78	78
Shares held for share incentive scheme	(80,102)	(87,714)
Reserves	10,512,631	10,639,931
Accumulated losses	(6,638,625)	(5,356,926)
Equity attributable to equity owners of the Company	3,793,982	5,195,369
Non-current liabilities
Trade and other payables	88,280	88,280
Total non-current liabilities	88,280	88,280
Current liabilities
Trade and other payables	68,089	112,562
Total current liabilities	68,089	112,562
Total liabilities	156,369	200,842
Total equity and liabilities	¥ 3,950,351	¥ 5,396,211